Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent Events

(A)	Restricted Stock Grant

On June 25, 2013, our board of directors (“Board”) approved restricted stock grants (the “Restricted Stock”) to certain key employees, including named executive officers and directors, conditioned upon the execution and delivery of certain restricted stock agreement between the Company and such employees, officers and directors (the “Restricted Stock Agreements”). The Restricted Stock Agreements were executed and delivered by the parties on July 5, 2013.  The Board approved Restricted Stock grants of the Company’s common stock in the aggregate amount of 1,550,000 shares including shares of the Company’s restricted stock to the following named executive officers and directors in the following amounts:

Name	Title	Number of Shares of Restricted Stock
Brad J. Pyatt	Co-Chairman, CEO and President	350,000
L. Gary Davis	Chief Financial Officer	200,000
John H. Bluher	Co-Chairman and Executive Vice President	150,000
Richard Estalella	Chief Operating Officer	100,000
Jeremy R. DeLuca	Executive Vice President – Chief Marketing Officer	225,000
Cory J. Gregory	Executive Vice President	150,000
Michael Doron	Director	25,000
James Greenwell	Director	25,000
Donald W. Prosser	Director	25,000

Pursuant to the Restricted Stock agreements, seventeen percent (17%) of each individual grant shall vest on December 31, 2013, and the remaining 83% shall vest on December 31, 2015. The grants for all will vest immediately upon (i) a change of control, and are subject to, such executive and/or employees continued employment, and in the case of any director, such director’s continued service on the Board, and (ii) an employee, who has an entered into an employment agreement with the Company, serving the duration of the term of such employment agreement in accordance with its terms. The total value on the date of the grant was $17,065,500, and will be amortized over the vesting periods as described above with the exception of certain executives under employment agreements that terminate prior to December 31, 2015. Those executives’ grants will be amortized over the remaining term of their employment agreements.

(B)	Inventory

On July 1, 2013, the Company substantially terminated a Distribution Agreement dated November 17, 2010 with one of our key product manufacturers in which the manufacturer received and fulfilled customer sales orders for a majority of our products as more fully discussed in the “Shipping and Handling” section of Note 2 above . In connection with the termination of the agreement, we purchased an aggregate $4,664,421 of product inventory, and the Company took back control of customer order fulfillment through our Franklin, Tennessee warehouse.

(C)	Endorsement Agreements

On July 26, 2013, the Company entered into an Endorsement Licensing and Co-Branding Agreement by and among, the Company, Arnold Schwarzenegger, Marine MP, LLC, and Fitness Publications, Inc. Under the terms of the Agreement, Mr. Arnold Schwarzenegger will endorse the Company’s products and a special Arnold Schwarzenegger product line of between 4 and 8 products will be marketed under Mr. Schwarzenegger’s name and likeness. In connection with this agreement, the Company issued Marine MP, LLC 780,000 restricted shares of common stock.

(D)  Board of Directors and Corporate Officer Changes

On August 6, 2013, our board of directors appointed both Richard Estalella and Daniel J. McClory to serve on the Company’s Board of Directors. The Board of Directors has determined that Mr. McClory is an independent director pursuant to the rules of the NASDAQ stock market. Mr. Estalella joined the Company in April of 2013 and has served since that time as Chief Operating Officer.

There is no family relationship between either of Mr. Estalella or Mr. McClory and any of our other officers and directors. There are no understandings or arrangements between either of Mr. Estalella or Mr. McClory and any other person pursuant to which either was selected as an officer.

Except for the aforementioned arrangements, there has not been any transaction or currently proposed transaction, in which the Company was or is to be a participant and the amount involved exceeds $120,000, and in which either of Mr. Estalella or Mr. McClory had or will have a direct or indirect material interest since the beginning of the Company’s last fiscal year.

Additionally, on August 6, 2013, Jeremy R. DeLuca and the Company agreed that Mr. DeLuca’s title with the Company would be changed from that of Executive Vice President and Chief Marketing Officer to President of Sales and Marketing. The Board of Directors voted to accept this new designation. Accordingly, Mr. DeLuca will no longer be a named executive officer, including for purposes of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The change in Mr. DeLuca’s title was not as a result of any disagreements between him and the Company including with respect to the Company’s operations, policies or practices.

(E)	Private Placement of Stock

On August 9, 2013 the Company closed a $2.5 million common stock offering. MusclePharm entered into subscription agreements with accredited investors whereby it sold 238,096 restricted shares of its common stock at $10.50 per share. At the time of filing this report on Form 10-Q, these shares had not been issued but will be issued in the very near future.

Note 12: Subsequent Events

Share Issuances

Series D Preferred Stock Offering

On January 16, 2013, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with GVC Capital LLC (the “Placement Agent”) pursuant to which the Placement Agent agreed to use its best efforts to arrange for the sale of up to an aggregate of 1,500,000 shares of Series D Convertible Preferred Stock (the “Preferred Shares”) in a registered direct offering (the “Offering”).

The Preferred Shares offered pursuant to the Offering were registered under a registration statement on Form S-1 (Registration No. 333-184625), which the Securities and Exchange Commission declared effective on January 16, 2013.

Between January 16, 2013 and February 4, 2013, the Company entered into separate subscription agreements with certain investors in connection with the Offering, pursuant to which the Company sold an aggregate of 1,500,000 shares of Preferred Stock for aggregate gross proceeds of approximately $12 million. Pursuant to the Certificate of Designation of the Series D Convertible Preferred Stock filed with the Nevada Secretary of State on January 11, 2013 (the “Certificate of Designation”), each share of Preferred Stock is convertible into two shares of common stock, subject to adjustment.

As of the date of this report, 1,176,125 Series D shares have been converted into 2,352,250 shares of the Company’s common stock and 323,875 shares of Series D preferred stock remain outstanding.

Common Stock Issuances

In March 2013 the Company issued 142,282 shares of common stock pursuant to the ratchet provisions in the July 2012 securities purchase agreement which are valued at $853,692.

In March 2013 the Company issued an aggregate 741,017 shares of common stock pursuant consulting agreements valued at approximately $6,297,694.

In March 2013 the Company issued an aggregate 43,137 shares of common stock pursuant the vesting of stock awards valued at $294,167.

Private Placement of Common Stock

On March 26, 2013, the Company entered into subscription agreements with non-affiliated accredited investors for the issuance of 705,882 shares of common stock pursuant to exemptions from registration under federal and state securities laws. The shares of common stock were sold for $8.50 per share. The gross proceeds to the Company of $6.0 million were reduced by commissions and issuance costs of $115,000.

An unaudited pro-forma balance sheet showing the effect of these capital raises is shown below:

	December 31, 2012	Total Adjustment (unaudited)	Pro Forma (unaudited)
Assets
Assets:
Cash	$-	$6,296,669	$6,296,669
Current assets	4,949,881	-	4,949,881
Non-current assets	1,816,846	-	1,816,846
Total assets	$6,766,727	$6,296,669	$13,063,396
Liabilities and Stockholders’ Deficit
Liabilities:
Current liabilities	$16,520,456	$(8,238,165)	$8,282,291
Non-current liabilities	4,523	-	4,523
Total Liabilities	$16,524,979	$(8,238,165)	$8,286,814
Stockholders’ Deficit:
Series A, Convertible Preferred Stock	-	-	-
Series B, Preferred Stock	-	-	-
Series C, Convertible Preferred Stock	-	-	-
Series D, Convertible Preferred Stock	-	324	324
Common Stock	2,778	2,972	5,750
Treasury Stock, at cost	(460,978)	-	(460,978)
Additional paid-in capital	54,817,341	16,698,755	71,516,096
Accumulated deficit	(64,109,476)	(2,167,217)	(66,276,693)
Accumulated other comprehensive income	(7,917)	-	(7,917)
Total Stockholders’ Deficit	(9,758,252)	14,534,834	4,776,582
Total Liabilities and Stockholders’ Deficit	$6,766,727	$6,296,669	$13,063,396

At March 29, 2013 the Company’s issued and diluted shares were as follows:

Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250

Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178

Repurchase of Shares of Common Stock Pursuant to Settlement Agreement

On January 31, 2013, the Company entered into a settlement agreement with an investor regarding a dispute with registration of certain shares of common stock. Pursuant to the settlement agreement, the Company repurchased 18,824 shares of common stock in exchange for $210,000.